                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09915
                                                      ---------

                           Small-Cap Growth Portfolio
                           --------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2004
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

SMALL-CAP GROWTH PORTFOLIO as of December 31, 2004
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.1%

SECURITY                                             SHARES         VALUE
--------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 2.0%

Ceradyne, Inc.(1)                                           5,650   $    323,236
Essex Corp.(1)                                              3,600         72,900
Hexcel Corp.(1)                                             3,300         47,850
Teledyne Technologies, Inc.(1)                              4,500        132,435
--------------------------------------------------------------------------------
                                                                    $    576,421
--------------------------------------------------------------------------------

AIRLINES -- 1.1%

Alaska Air Group, Inc.(1)                                   4,950   $    165,775
SkyWest, Inc.                                               8,100        162,486
--------------------------------------------------------------------------------
                                                                    $    328,261
--------------------------------------------------------------------------------

APPAREL -- 0.5%

Quiksilver, Inc.(1)                                         4,400   $    131,076
--------------------------------------------------------------------------------
                                                                    $    131,076
--------------------------------------------------------------------------------

BANKS -- 2.8%

Bank of the Ozarks, Inc.                                    2,800   $     95,284
Cathay General Bancorp                                      1,500         56,250
East-West Bancorp, Inc.                                     5,100        213,996
First Bancorp Puerto Rico                                   2,000        127,020
Hanmi Financial Corp.                                       3,400        122,196
PrivateBancorp, Inc.                                        3,400        109,582
Wintrust Financial Corp.                                    1,400         79,744
--------------------------------------------------------------------------------
                                                                    $    804,072
--------------------------------------------------------------------------------

BEVERAGES -- 0.8%

Hansen Natural Corp.(1)                                     6,100   $    222,101
--------------------------------------------------------------------------------
                                                                    $    222,101
--------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 1.4%

Central European Media Enterprises, Ltd.(1)                 8,300   $    323,551
Macrovision Corp.(1)                                        2,900         74,588
--------------------------------------------------------------------------------
                                                                    $    398,139
--------------------------------------------------------------------------------

BROADCASTING AND RADIO -- 0.5%

XM Satellite Radio Holdings, Inc., Class A(1)               3,800   $    142,956
--------------------------------------------------------------------------------
                                                                    $    142,956
--------------------------------------------------------------------------------

BUILDING MATERIALS -- 2.0%

Florida Rock Industries, Inc.                               2,700   $    160,731
Texas Industries, Inc.                                      3,600        224,568
Walter Industries, Inc.                                     5,900        199,007
--------------------------------------------------------------------------------
                                                                    $    584,306
--------------------------------------------------------------------------------

BUSINESS SERVICES -- 4.6%

51JOB, Inc. ADR(1)                                          3,350   $    174,099
Acxiom Corp.                                                4,600        120,980
Corporate Executive Board Co., (The)                        5,050        338,047
Ctrip.Com International, Ltd. ADR(1)                        4,600        211,692
Greenfield Online, Inc.(1)                                  4,229         92,996
Heidrick & Struggles International, Inc.(1)                 4,600        157,642
NAVTEQ, Corp.(1)                                            2,500        115,900
Resources Connection, Inc.(1)                               1,875        101,831
--------------------------------------------------------------------------------
                                                                    $  1,313,187
--------------------------------------------------------------------------------

CASINOS AND GAMING -- 2.7%

Ameristar Casinos, Inc.                                     3,400   $    146,574
Aztar Corp.(1)                                              2,500         87,300
Boyd Gaming Corp.                                           2,800        116,620
GTECH Holdings Corp.                                        3,600         93,420
Kerzner International Ltd.(1)                               1,700        102,085
Las Vegas Sands Corp.(1)                                      200          9,594
Station Casinos, Inc.                                       3,850        210,518
--------------------------------------------------------------------------------
                                                                    $    766,111
--------------------------------------------------------------------------------

CHEMICALS -- 2.8%

Albemarle Corp.                                             3,500   $    135,485
Braskem SA ADR                                              6,622        337,457
Crompton Corp.                                              8,100         95,580
Georgia Gulf Corp.                                          2,150        107,070
Lyondell Chemical Co.                                       4,700        135,924
--------------------------------------------------------------------------------
                                                                    $    811,516
--------------------------------------------------------------------------------

COAL -- 1.8%

Massey Energy Co.                                           7,250   $    253,387
Peabody Energy Corp.                                        3,450        279,139
--------------------------------------------------------------------------------
                                                                    $    532,526
--------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 1.0%

Alliance Data Systems Corp.(1)                              6,100   $    289,627
--------------------------------------------------------------------------------
                                                                    $    289,627
--------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES         VALUE
--------------------------------------------------------------------------------
COMPUTER EQUIPMENT -- 0.9%

Research in Motion, Ltd.(1)                                 1,200   $     98,904
Synaptics, Inc.(1)                                          4,900        149,842
--------------------------------------------------------------------------------
                                                                    $    248,746
--------------------------------------------------------------------------------

COMPUTER SERVICES -- 2.4%

Anteon International Corp.(1)                               1,600   $     66,976
Cognizant Technology Solutions Corp.(1)                     8,650        366,154
SI International, Inc.(1)                                   2,800         86,128
SRA International, Inc., Class A(1)                         2,600        166,920
--------------------------------------------------------------------------------
                                                                    $    686,178
--------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 0.7%

Kronos, Inc.(1)                                             1,800   $     92,034
Open Solutions, Inc.(1)                                     2,100         54,516
Wind River Systems, Inc.(1)                                 4,800         65,040
--------------------------------------------------------------------------------
                                                                    $    211,590
--------------------------------------------------------------------------------

CONTAINERS AND PACKAGING-METAL AND GLASS -- 0.4%

Owens-Illinois(1)                                           5,400   $    122,310
--------------------------------------------------------------------------------
                                                                    $    122,310
--------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE -- 0.3%

Scansource, Inc.(1)                                         1,300   $     80,808
--------------------------------------------------------------------------------
                                                                    $     80,808
--------------------------------------------------------------------------------

DRUGS -- 4.2%

Encysive Pharmaceuticals, Inc.(1)                           9,200   $     91,356
First Horizon Pharmaceutical Corp.(1)                      12,800        292,992
Immucor, Inc.(1)                                           20,925        491,947
Impax Laboratories, Inc.(1)                                 6,400        101,632
Rigel Pharmaceuticals, Inc.(1)                              3,200         78,144
United Therapeutics(1)                                      1,900         85,785
Valeant Pharmaceuticals International                       2,900         76,415
--------------------------------------------------------------------------------
                                                                    $  1,218,271
--------------------------------------------------------------------------------

ELECTRONICS-INSTRUMENTS -- 0.5%

Molecular Devices Corp.(1)                                  2,000   $     40,200
Trimble Navigation, Ltd.(1)                                 3,100        102,424
--------------------------------------------------------------------------------
                                                                    $    142,624
--------------------------------------------------------------------------------

ELECTRONICS-SEMICONDUCTORS -- 4.5%

Cree, Inc.(1)                                               3,300   $    132,264
Intermagnetics General Corp.(1)                             3,600         91,476
NVIDIA Corp.(1)                                            12,100        285,076
OmniVision Technologies, Inc.(1)                            5,600        102,760
PortalPlayer, Inc.(1)                                       4,100        101,188
QLogic Corp.(1)                                             1,700         62,441
Silicon Image, Inc.(1)                                     25,500        419,730
Virage Logic Corp.(1)                                       4,900         90,993
--------------------------------------------------------------------------------
                                                                    $  1,285,928
--------------------------------------------------------------------------------

ENERGY EQUIPMENT AND SERVICES -- 0.3%

KFx, Inc.(1)                                                6,400   $     92,928
--------------------------------------------------------------------------------
                                                                    $     92,928
--------------------------------------------------------------------------------

ENTERTAINMENT -- 2.1%

Penn National Gaming, Inc.(1)                               4,800   $    290,640
WMS Industries, Inc.(1)                                     9,664        324,131
--------------------------------------------------------------------------------
                                                                    $    614,771
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 2.0%

First Marblehead Corp., (The)(1)                            8,400   $    472,500
Metris Companies, Inc.(1)                                   7,200         91,800
--------------------------------------------------------------------------------
                                                                    $    564,300
--------------------------------------------------------------------------------

HEALTH SERVICES -- 1.0%

Centene Corp.(1)                                            6,200   $    175,770
Genesis HealthCare Corp.(1)                                 3,000        105,090
--------------------------------------------------------------------------------
                                                                    $    280,860
--------------------------------------------------------------------------------

HOTELS -- 3.0%

Choice Hotels International, Inc.                           3,000   $    174,000
Four Seasons Hotels, Inc.                                   1,150         94,059
Gaylord Entertainment Co.(1)                                7,000        290,710
Wynn Resorts, Ltd.(1)                                       4,750        317,870
--------------------------------------------------------------------------------
                                                                    $    876,639
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.3%

Chattem, Inc.(1)                                            2,444   $     80,896
--------------------------------------------------------------------------------
                                                                    $     80,896
--------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES         VALUE
--------------------------------------------------------------------------------

INTERNET-SOFTWARE -- 2.2%

F5 Networks, Inc.(1)                                        7,600   $    370,272
RADWARE, Ltd.(1)                                            4,300        112,359
Sina Corp.(1)                                               2,750         88,165
TIBCO Software, Inc.(1)                                     5,800         77,372
--------------------------------------------------------------------------------
                                                                    $    648,168
--------------------------------------------------------------------------------

INTERNET CONTENT-ENTERTAINMENT -- 1.3%

Ask Jeeves, Inc.(1)                                         4,300   $    115,025
Audible, Inc.(1)                                            2,800         72,940
Jupitermedia Corp.(1)                                       2,500         59,450
Shanda Interactive Entertainment, Ltd. ADS(1)               3,300        140,250
--------------------------------------------------------------------------------
                                                                    $    387,665
--------------------------------------------------------------------------------

INTERNET SERVICES -- 3.1%

Ariba, Inc.(1)                                             16,800   $    278,880
Blue Nile, Inc.(1)                                          1,700         46,954
Infospace, Inc.(1)                                          2,325        110,554
J2 Global Communications, Inc.(1)                           3,100        106,950
Shopping.com, Ltd.(1)                                       2,200         62,150
Websense, Inc.(1)                                           5,950        301,784
--------------------------------------------------------------------------------
                                                                    $    907,272
--------------------------------------------------------------------------------

INVESTMENT SERVICES -- 2.0%

Affiliated Managers Group, Inc.(1)                          2,700   $    182,898
Greenhill and Co., Inc.                                     5,600        160,720
MarketAxess Holdings, Inc.(1)                              13,300        226,233
--------------------------------------------------------------------------------
                                                                    $    569,851
--------------------------------------------------------------------------------

MACHINERY -- 2.6%

Brooks Automation, Inc.(1)                                  5,400   $     92,988
Bucyrus International, Inc.                                 6,550        266,192
IDEX Corp.                                                  1,800         72,900
Joy Global, Inc.                                            7,600        330,068
--------------------------------------------------------------------------------
                                                                    $    762,148
--------------------------------------------------------------------------------

MEDICAL-BIOMED / GENETICS -- 1.5%

Connetics Corp.(1)                                          2,000   $     48,580
Eyetech Pharmaceuticals, Inc.(1)                            2,600        118,300
Nabi Biopharmaceuticals(1)                                  9,300        136,245
PRA International(1)                                        3,000         74,340
Third Wave Technologies, Inc.(1)                            7,800         67,080
--------------------------------------------------------------------------------
                                                                    $    444,545
--------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 7.6%

Advanced Medical Optics, Inc.(1)                            2,400   $     98,736
American Medical Systems Holdings, Inc.(1)                  5,600        234,136
ArthroCare Corp.(1)                                         5,500        176,330
Aspect Medical Systems, Inc.(1)                             8,100        198,126
Cooper Cos., Inc.                                           2,300        162,357
Cytyc Corp.(1)                                             12,500        344,625
Foxhollow Technologies, Inc.(1)                             1,000         24,590
Given Imaging, Ltd.(1)                                      5,700        204,687
Haemonetics Corp.(1)                                        7,000        253,470
Hologic, Inc.(1)                                            4,400        120,868
Intralase Corp.(1)                                          4,998        117,353
Kyphon, Inc.(1)                                             2,300         59,248
SonoSite, Inc.(1)                                           2,200         74,690
Sybron Dental Specialties(1)                                3,000        106,140
--------------------------------------------------------------------------------
                                                                    $  2,175,356
--------------------------------------------------------------------------------

METALS-INDUSTRIAL -- 1.4%

Cameco Corp.(1)                                             2,225   $    233,314
Simpson Manufacturing Co., Inc.                             1,800         62,820
Steel Dynamics, Inc.                                        2,650        100,382
--------------------------------------------------------------------------------
                                                                    $    396,516
--------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 0.5%

Cal Dive International, Inc.(1)                             1,100   $     44,825
Hydril Co.(1)                                               1,900         86,469
--------------------------------------------------------------------------------
                                                                    $    131,294
--------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 2.6%

Denbury Resources, Inc.(1)                                  8,900   $    244,305
Harvest Natural Resources, Inc.(1)                          4,500         77,715
McMoRan Exploration Co.(1)                                  4,400         82,280
Quicksilver Resources, Inc.(1)                              2,100         77,238
Southwestern Energy Co.(1)                                  3,400        172,346
Vintage Petroleum, Inc.                                     3,750         85,088
--------------------------------------------------------------------------------
                                                                    $    738,972
--------------------------------------------------------------------------------

REITS -- 1.3%

Host Marriott Corp.                                        14,400   $    249,120
Meristar Hospitality Corp.(1)                              16,300        136,105
--------------------------------------------------------------------------------
                                                                    $    385,225
--------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES         VALUE
--------------------------------------------------------------------------------
RETAIL -- 3.8%

American Eagle Outfitters                                   6,900   $    324,990
Circuit City Stores, Inc.                                   3,500         54,740
Coldwater Creek, Inc.(1)                                    3,500        108,045
Guitar Center, Inc.(1)                                      1,200         63,228
InPhonic, Inc.(1)                                           7,000        192,360
Urban Outfitters, Inc.(1)                                   2,300        102,120
ZipRealty, Inc.(1)                                         13,300        237,671
--------------------------------------------------------------------------------
                                                                    $  1,083,154
--------------------------------------------------------------------------------

RETAIL-RESTAURANTS -- 1.9%

Cheesecake Factory, Inc. (The)(1)                           4,200   $    136,374
Jack in the Box, Inc.(1)                                    2,300         84,801
P.F. Chang's China Bistro, Inc.(1)                          3,200        180,320
Sonic Corp.(1)                                              3,100         94,550
Texas Roadhouse, Inc., Class A(1)                           1,506         44,502
--------------------------------------------------------------------------------
                                                                    $    540,547
--------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT -- 4.0%

Lam Research Corp.(1)                                       7,700   $    222,607
Sigmatel, Inc.(1)                                           2,900        103,037
Tessera Technologies, Inc.(1)                              15,400        573,034
Varian Semiconductor Equipment Associates, Inc.(1)          6,600        243,210
--------------------------------------------------------------------------------
                                                                    $  1,141,888
--------------------------------------------------------------------------------

SOFTWARE SERVICES -- 2.6%

Cogent, Inc.(1)                                             9,896   $    326,568
Ninetowns Digital World ADS(1)                             11,102        119,347
Salesforce.com, Inc.(1)                                     2,600         44,044
Verint Systems, Inc.(1)                                     5,200        188,916
Witness Systems, Inc.(1)                                    4,000         69,840
--------------------------------------------------------------------------------
                                                                        $748,715
--------------------------------------------------------------------------------

TELECOMMUNICATIONS-EQUIPMENT -- 2.7%

Alamosa Holdings, Inc.(1)                                  12,700   $    158,369
Alvarion, Ltd.(1)                                           7,800        103,584
American Tower Corp., Class A(1)                           14,850        273,240
ECI Telecom, Ltd.(1)                                       13,100        107,014
SpectraSite, Inc.(1)                                        2,425        140,408
--------------------------------------------------------------------------------
                                                                    $    782,615
--------------------------------------------------------------------------------

TELECOMMUNICATIONS-SERVICES -- 4.9%

Millicom International Cellular S.A.(1)                     3,600   $     81,828
Nextel Partners, Inc., Class A(1)                           6,000        117,240
NII Holdings, Inc., Class B(1)                             17,900        849,355
SBA Communications Corp.(1)                                 6,300   $     58,464
Telewest Global, Inc.(1)                                    8,500        149,430
UbiquiTel, Inc.(1)                                         22,700        161,624
--------------------------------------------------------------------------------
                                                                    $  1,417,941
--------------------------------------------------------------------------------

TRANSPORTATION -- 3.5%

Landstar System, Inc.(1)                                    3,275   $    241,171
Overnite Corp.                                              3,300        122,892
Overseas Shipholding Group                                  2,865        158,148
UTI Worldwide, Inc.                                         2,500        170,050
Yellow Roadway Corp.(1)                                     5,900        328,689
--------------------------------------------------------------------------------
                                                                    $  1,020,950
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $22,423,389)                                    $ 27,689,970
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 2.2%

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------
Old Line Funding Corp., 2.25%, 1/13/05               $        634   $    633,525
--------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $633,525)                                    $    633,525
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.9%

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
Investors Bank and Trust Company Time Deposit,
2.25%, 1/3/05                                        $        551   $    551,000
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $551,000)                                    $    551,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.2%
   (IDENTIFIED COST $23,607,914)                                    $ 28,874,495
--------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.2)%                            $    (70,202)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                $ 28,804,293
--------------------------------------------------------------------------------

ADR - American Depository Receipt

ADS - American Depositary Shares

(1)  Non-income producing security.

                        See notes to financial statements

SMALL-CAP GROWTH PORTFOLIO as of December 31, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investments, at value (identified cost, $23,607,914)             $    28,874,495
Cash                                                                       1,644
Receivable for investments sold                                           39,741
Interest and dividends receivable                                          4,087
Tax reclaim receivable                                                        33
--------------------------------------------------------------------------------
TOTAL ASSETS                                                     $    28,920,000
--------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                $       101,209
Payable to affiliate for Trustees' fees                                      322
Accrued expenses                                                          14,176
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                $       115,707
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO        $    28,804,293
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals          $    23,537,708
Net unrealized appreciation (computed on the basis of
   identified cost)                                                    5,266,585
--------------------------------------------------------------------------------
TOTAL                                                            $    28,804,293
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $568)                           $        57,023
Interest                                                                  16,311
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          $        73,334
--------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                           $       200,549
Trustees' fees and expenses                                                  966
Custodian fee                                                             70,946
Legal and accounting services                                             40,163
Miscellaneous                                                              3,795
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                   $       316,419
--------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                    $            16
   Reduction of investment adviser fee                                     1,249
--------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                         $         1,265
--------------------------------------------------------------------------------

NET EXPENSES                                                     $       315,154
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                              $      (241,820)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)               $       366,870
   Disposal of investments purchased which did not meet the
      Portfolio's investment guidelines                                    5,276
   Foreign currency transactions                                            (662)
--------------------------------------------------------------------------------
NET REALIZED GAIN                                                $       371,484
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                           $       918,749
   Foreign currency                                                          (41)
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)             $       918,708
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                 $     1,290,192
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $     1,048,372
--------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                             YEAR ENDED          YEAR ENDED
IN NET ASSETS                                   DECEMBER 31, 2004   DECEMBER 31, 2003
-------------------------------------------------------------------------------------
From operations --
   Net investment loss                          $       (241,820)  $       (235,922)
   Net realized gain from investment and
      foreign currency transactions                      371,484          3,041,595
   Net change in unrealized appreciation
      (depreciation) from investments and
      foreign currency                                   918,708          3,620,155
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS      $      1,048,372   $      6,425,828
-------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $      7,841,442   $     10,063,797
   Withdrawals                                        (8,005,226)        (8,329,021)
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                            $       (163,784)  $      1,734,776
-------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                      $        884,588   $      8,160,604
-------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                            $     27,919,705   $     19,759,101
-------------------------------------------------------------------------------------
AT END OF YEAR                                  $     28,804,293   $     27,919,705
-------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                   YEAR ENDED DECEMBER 31,
                                                               ----------------------------------------------------------------
                                                                 2004           2003         2002         2001         2000(1)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
   Net expenses                                                     1.18%          1.23%        1.18%        1.23%         2.22%(2)
   Net expenses after custodian fee reduction                       1.18%          1.23%        1.18%        1.23%         2.07%(2)
   Net investment loss                                             (0.90)%        (1.01)%      (0.91)%      (0.88)%       (1.58)%(2)
Portfolio Turnover                                                   276%           308%         225%         117%           89%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                                       4.23%(3)      31.20%      (33.36)%     (23.80)%          --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                        $  28,804      $  27,920    $  19,759    $  19,058     $   6,535
-------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a
   reduction of the investment adviser fee, an allocation of
   expenses to the Investment Adviser, or both. Had such
   actions not been taken, the ratios would have been as
   follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                         1.18%                                                  2.96%(2)
   Expenses after custodian fee reduction                           1.18%                                                  2.81%(2)
   Net investment loss                                             (0.91)%                                                (2.32)%(2)
-------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, May 1, 2000, to December 31, 2000.
(2)  Annualized.
(3) The net gains realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return for the year ended December 31, 2004.
* Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

SMALL-CAP GROWTH PORTFOLIO as of December 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Small-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term capital appreciation by investing primarily in common stocks of small-cap companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2004, the Eaton Vance Small-Cap Growth Fund held an approximate 49.4% interest in the Portfolio and two other investors owned an interest greater than 10% that aggregated 30.7%. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2004, the fee was equivalent to 0.75% of the Portfolio's average daily net assets and amounted to $200,549. Except as to the Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2004, no amounts have been deferred. Effective May 1, 2004, BMR has agreed to voluntarily reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended December 31, 2004, BMR waived $1,249 of its advisory fee.

   For the year ended December 31, 2004, EVM reimbursed the Portfolio $9,118 for a net loss realized, in addition to realizing a net gain of $5,276, on the disposal of investments which did not meet the Portfolio's investment guidelines.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $71,160,830 and $71,888,731, respectively, for the year ended December 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                            $   23,689,107
   --------------------------------------------------------
   Gross unrealized appreciation             $    5,360,156
   Gross unrealized depreciation                   (174,768)
   --------------------------------------------------------
   NET UNREALIZED APPRECIATION               $    5,185,388
   --------------------------------------------------------

   The net unrealized depreciation of foreign currency at December 31, 2004 was $4.

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2004.

SMALL-CAP GROWTH PORTFOLIO as of December 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF SMALL-CAP GROWTH PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Small-Cap Growth Portfolio (the "Portfolio") at December 31, 2004, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE SMALL-CAP GROWTH FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Small-Cap Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is the Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corporation, "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Fox is a majority owned subsidiary of EVC.

                           POSITION(S)      TERM OF                                      NUMBER OF PORTFOLIOS
                            WITH THE       OFFICE AND                                      IN FUND COMPLEX
        NAME AND            TRUST AND      LENGTH OF        PRINCIPAL OCCUPATION(S)          OVERSEEN BY       OTHER DIRECTORSHIPS
     DATE OF BIRTH        THE PORTFOLIO     SERVICE          DURING PAST FIVE YEARS           TRUSTEE(1)               HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes              Trustee     Trustee of the  Chairman, President and Chief          195              Director of EVC
11/9/41                                    Trust since   Executive Officer of BMR, EVC,
                                          1989; of the   EVM and EV; Director of
                                           Portfolio     EV; Vice President and Director
                                           since 2000    of EVD. Trustee and/or officer
                                                         of 194 registered investment
                                                         companies in the Eaton Vance
                                                         Fund Complex. Mr.Hawkes is an
                                                         interested person because of
                                                         his positions with BMR, EVM,
                                                         EVC and EV, which are
                                                         affiliates of the Fund and the
                                                         Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III       Chairman of   Trustee of the  Jacob H. Schiff Professor of           195           Director of Tiffany &
2/23/35                     the Board     Trust since    Investment Banking Emeritus,                           Co. (specialty
                           and Trustee      1989 and     Harvard University Graduate                            retailer) and of
                                        Chairman of the  School of Business                                       Telect, Inc.
                                          Board since    Administration.                                       (telecommunication
                                          2005; of the                                                          services company)
                                           Portfolio
                                           since 2000

William H. Park              Trustee       Since 2003    President and Chief Executive          195                    None
9/19/47                                                  Officer, Prizm Capital
                                                         Management, LLC (investment
                                                         management firm) (since 2002).
                                                         Executive Vice President and
                                                         Chief Financial Officer, United
                                                         Asset Management Corporation (a
                                                         holding company owning
                                                         institutional investment
                                                         management firms) (1982-2001).

Ronald A. Pearlman           Trustee       Since 2003    Professor of Law, Georgetown           195                    None
7/10/40                                                  University Law Center
                                                         (since 1999). Tax Partner,
                                                         Covington & Burling,
                                                         Washington, DC (1991-2000).

Norton H. Reamer             Trustee     Trustee of the  President, Chief Executive             195                    None
9/21/35                                   Trust since    Officer and a Director of and
                                          1989 and the     the Asset Management Finance
                                           Portfolio     Corp. (a specialty finance
                                           since 2000    company serving the investment
                                                         management industry) (since
                                                         October 2003). President,
                                                         Unicorn Corporation (an
                                                         investment and financial
                                                         advisory services company)
                                                         (since September 2000).
                                                         Formerly, Chairman and Chief
                                                         Operating Officer, Hellman,
                                                         Jordan Management Co., Inc. (an
                                                         investment management company)
                                                         (2000-2003). Formerly, Advisory
                                                         Director of Berkshire Capital
                                                         Corporation (investment banking
                                                         firm) (2002-2003). Formerly
                                                         Chairman of the Board, United
                                                         Asset Management Corporation (a
                                                         holding company owning
                                                         institutional investment
                                                         management firms) and Chairman,
                                                         President and Director, UAM
                                                         Funds (mutual funds)
                                                         (1980-2000).

Lynn A. Stout                Trustee     Trustee of the  Professor of Law, University           195                    None
9/14/57                                   Trust since    of California at Los Angeles
                                          1998; of the   School of Law (since
                                           Portfolio     July 2001). Formerly,
                                           since 2000    Professor of Law, Georgetown
                                                         University Law Center

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                              POSITION(S)                TERM OF
                                WITH THE                OFFICE AND
       NAME AND                TRUST AND                LENGTH OF                            PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH            THE PORTFOLIO               SERVICE                             DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.         President of the            Since 2002           Executive Vice President of EVM, BMR, EVC, and EV;
5/31/58                          Trust                                       Chief Investment Officer of EVM and BMR and Director
                                                                             of EVC. Chief Executive Officer of Belair Capital
                                                                             Fund LLC, Belcrest Capital Fund LLC, Belmar Capital
                                                                             Fund LLC, Belport Capital Fund LLC and Belrose
                                                                             Capital Fund LLC (private investment companies
                                                                             sponsored by EVM). Officer of 59 registered investment
                                                                             companies managed by EVM or BMR.

Duke E. Laflamme           Vice President of            Since 2001           Vice President of EVM and BMR. Officer of 11
7/8/69                         the Trust                                     registered investment companies managed by EVM or BMR.

Thomas H. Luster           Vice President of            Since 2002           Vice President of EVM and BMR. Officer of 16
4/8/62                         the Trust                                     registered investment companies managed by EVM and BMR.

George C. Pierides         Vice President of            Since 2004           Senior Managing Director of Fox. Officer of 12
12/26/57                       the Trust                                     registered investment companies managed by EVM or BMR.

Duncan W. Richardson        President of the            Since 2002           Senior Vice President and Chief Equity Investment
10/26/57                       Portfolio                                     Officer of EVM and BMR. Officer of 46 registered
                                                                             investment companies managed by EVM or BMR.

Toni Y. Shimura            Vice President of            Since 2003           Vice President of EVM and BMR. Previously, Senior Vice
2/3/52                       the Portfolio                                   President and Portfolio Manager with Massachusetts
                                                                             Financial Services Company (1993-2002). Officer of
                                                                             3 registered investment companies managed by EVM or
                                                                             BMR.

William J. Austin, Jr.      Treaurer of the           Since 2002(2)          Vice President of EVM and BMR. Officer of 53 registered
12/27/51                       Portfolio                                     investment companies managed by EVM or BMR.

Alan R. Dynner                 Secretary          Secretary of the Trust     Vice President, Secretary and Chief Legal Officer of
10/10/40                                            since 1997; of the       BMR, EVM, EVD, EV and EVC. Officer of 195 registered
                                                        Portfolio            investment companies managed by EVM or BMR.
                                                       since 2000

James L. O'Connor          Treasurer of Trust           Since 1989           Vice President of BMR, EVM and EVD. Officer of
4/1/45                                                                       117 registered investment companies managed by EVM or
                                                                             BMR.

Paul M. O'Neil              Chief Compliance            Since 2004           Vice President of EVM and BMR. Officer of
7/11/53                         Officer                                      195 registered investment companies managed by EVM or
                                                                             BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr. Austin served as Assistant Treasurer of the Portfolio since 2000.

The SAI for the Fund includes additional information about the Trustee and officers of the Fund and the Portfolio and can be obtained without charge calling 1-800-225-6265.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2003, and December 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                                12/31/03       12/31/04
---------------------------------------------------------------------------
Audit Fees                                      $     24,825   $     31,675

Audit-Related Fees(1)                           $          0   $          0

Tax Fees(2)                                     $      6,425   $      7,925

All Other Fees(3)                               $          0   $          0
                                                ---------------------------
Total                                           $     31,250   $     34,600
                                                ===========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f)  Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the registrant's fiscal years ended December 31, 2003 and December 31, 2004; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                                12/31/03       12/31/04
---------------------------------------------------------------------------
Registrant                                      $      6,425   $      7,925

Eaton Vance (1)                                 $          0   $     84,490

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALL-CAP GROWTH PORTFOLIO

By:     /s/Duncan W. Richardson
        -----------------------
        Duncan W. Richardson
        President


Date:        February 16, 2005
             -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/William J. Austin, Jr.
        -------------------------
        William J. Austin, Jr.
        Treasurer


Date:   February 16, 2005
        -----------------


By:     /s/Duncan W. Richardson
        -----------------------
        Duncan W. Richardson
        President

Date:        February 16, 2005
             -----------------